PROSPECTUS SUPPLEMENT
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
The Prudential Variable Appreciable Account

PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Appreciable Account
Pruco Life Variable Insurance Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account
Pruco Life of New Jersey Variable Insurance Account

Supplement dated June 24, 2022,
to
Prospectuses dated May 1, 2022
for
Variable Appreciable Life® and Variable Life Insurance Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

Effective June 13, 2022, the PSF Natural Resources Portfolio (the “Fund”) has a new subadvisory agreement. The Fund row in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Specialty	PSF Natural Resources Portfolio (Class I) - PGIM Investments LLC / T. Rowe Price Associates, Inc.	0.50%^	25.50%	4.99%	(0.11)%
^The Fund’s annual current expense reflects temporary fee reductions.

On July 1, 2022, PSF Global Portfolio (“the Fund”) will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.73%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP175
VAL, VLI